Separation Costs	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Separation Costs [Abstract]
Separation Costs

Note 3. Separation Costs

The components of non-recurring separation costs incurred as a result of the Spin-off are presented below.

	Three Months Ended March 31,
(in millions)	2012	2011
Rebranding and marketing costs	$2	$—
Employee retention and hiring costs	—	1
Advisory fees and other	3	2

Total separation costs in operating income	5	3
Income tax benefit	(1)	(1)

Total separation costs, net of tax	$4	$2

Note 4. Separation Costs

We had non-recurring pre-tax separation costs of $87 million, or $72 million after tax, during 2011. The components of separation costs incurred during these periods is presented below (in millions).

IT costs	$19
Advisory fees	18
Employee retention and hiring costs	14
Rebranding and marketing costs	13
Lease termination and other real estate costs	10
Non-cash asset impairments (a)	8
Other	5

Total separation costs in operating income	87
Tax-related separation costs	6
Income tax benefit	(21)

Total separation costs, net of tax	$72

(a)	During the third quarter, we recorded an impairment charge of $8 million on one of our facilities in China within our Applied Water segment. Prior to the separation this was a shared facility among certain Xylem and ITT businesses and in connection with the separation, the removal of certain ITT operations triggered an impairment evaluation. The fair value of the applicable assets was calculated using the cost approach.